RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Shareholders and Other Related Parties’ Benefits	Shareholders and other related parties’ benefits
	December 31, 2025	December 31, 2024	December 31, 2023
Salary and related expenses – officers and directors	1,819	1,710	1,761
Share based payment – officers and directors	3,107	1,376	1,009
Name	Nature of transaction	December 31, 2025	December 31, 2024
Officers	Salaries and related	(343)	(381)
Directors	Compensation for directors	(41)	(40)